Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 507,844,212	$ 422,162,798	$ 404,941,516
Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	918,375
Not later than one year [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	394,901
Later than one year and not later than two years [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	330,615
Later than Two Years [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 192,859